LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT SHORT TERM BOND FUND

MAY 30, 1997

Dear Shareholder:

We are pleased to report that The JPM Pierpont Short Term Bond Fund recorded an attractive gain relative to its competitors, as measured by the Lipper Short Intermediate Investment Grade Debt Funds Average, for the six-month period ended April 30, 1997. In a difficult investment environment for bond fund managers, we believe that actively managed security selection and sector allocation in the Fund's portfolio helped it to outperform its competitors. For the six-month period, the Fund returned 2.21%, compared with 1.81% for the Lipper Average. The Fund fell slightly short of the 2.26% six-month return of its benchmark, the Merrill Lynch 1-3 Year Treasury Index.

The Fund's net asset value fell slightly from $9.86 on November 1, 1996 to $9.79 at April 30, 1997, after paying approximately $0.29 per share in dividends from ordinary income during the period. The Fund's net assets stood at $11.2 million at the end of the reporting period. The net assets of The Short Term Bond Portfolio, in which the Fund invests, totaled $33.3 million on April 30, 1997.

Connie J. Plaehn, lead portfolio manager for The Short Term Bond Portfolio, in which the Fund invests, discusses some of the events affecting the Fund over the previous six-month period and offers her views on the upcoming months.

As always, we welcome your comments, questions, or any suggestions on how we can further improve your financial reports. Please call J.P. Morgan Funds Services, toll free, at (800) 521-5411.

Sincerely yours,




Evelyn E. Guernsey
J.P. Morgan Funds Services


    Table of contents
    Letter to the shareholders........1     Fund facts and highlights.........6
    Fund performance..................2     Special fund-based services.......7
    Portfolio manager Q&A.............3     Financial statements..............9

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                                                Total returns                Average annual total return
                                                          ----------------          --------------------------------------
                                                           Three     Six                One        Three        Since
As of April 30, 1997                                       months    months             year       years        inception*
---------------------------------------------------------------------------         --------------------------------------
The JPM Pierpont Short Term Bond Fund                      0.96%      2.21%             6.01%      6.02%          4.85%
Merrill Lynch 1-3 Year Treasury Index                      1.01%      2.26%             6.09%      6.25%          5.23%
Lipper Short Intermediate Investment
    Grade Debt Funds Average                               0.64%      1.81%             5.95%      6.11%          4.70%

As of March 31, 1997
---------------------------------------------------------------------------         --------------------------------------
The JPM Pierpont Short Term Bond Fund                      0.65%      2.61%             5.20%      5.54%          4.74%
Merrill Lynch 1-3 Year Treasury Index                      0.66%      2.57%             5.32%      5.84%          5.12%
Lipper Short Intermediate Investment
    Grade Debt Funds Average                               0.09%      2.31%             4.74%      5.50%          4.53%



*7/8/93 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON THE MONTH END FOLLOWING INCEPTION). THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS ON 7/8/93 IS 4.64%.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS MAY NOT DIRECTLY INVEST. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA. NO REPRESENTATION IS MADE THAT INFORMATION GATHERED FROM THESE SOURCES IS ACCURATE OR COMPLETE. THE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE SHORT TERM BOND PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

Portfolio manager Q&A

[Photo}
Following is an interview with CONNIE J. PLAEHN, a member of the portfolio management team for The Short Term Bond Portfolio, in which the Fund invests. Before assuming portfolio management responsibilities at J.P. Morgan Investment Management, Connie also worked at J.P. Morgan Securities and J.P. Morgan Futures. This interview was conducted on May 15, 1997 and reflects Connie's views on that date.

THE PREVIOUS SIX-MONTH PERIOD HAS BEEN A FRUSTRATING ONE FOR FIXED INCOME INVESTORS. ALTHOUGH INFLATION CONTINUES TO BE LOW, GDP GROWTH HAS BEEN STRONG, AND INTEREST RATES HAVE RISEN IN RESPONSE. AS IS TYPICAL IN SUCH SITUATIONS, SHORT-TERM BONDS HAVE OUTPERFORMED THEIR LONGER-TERM COUNTERPARTS, WITH THE MERRILL LYNCH 1-3 YEAR INDEX SHOWING A 2.26% RETURN FOR THE SIX-MONTH PERIOD WHILE THE SALOMON BROAD INVESTMENT GRADE BOND INDEX RETURNED ONLY 1.66%. (THE JPM PIERPONT SHORT TERM BOND FUND RETURNED 2.21%, COMFORTABLY OUTPERFORMING MOST GENERAL BOND FUNDS.) HOW ARE RELATIVELY LOW YIELD SHORT-TERM BONDS ABLE TO OUTPERFORM THEIR HIGHER YIELDING COUNTERPARTS?

CJP: A 5.6% first quarter GDP (4% calculated on an over-year-ago basis), when 2 to 2.5% is generally considered to be the upper limit in economic growth before inflationary pressures begin to be felt, did cause interest rates to move up. Indeed, shorter rates moved up more than longer rates because the market anticipated the Federal Reserve tightening that eventually happened on March 25, and Fed tightening has its greatest effect at the shorter end of the yield curve.

The reason short-term bonds outperformed longer securities was simply their shorter duration. Duration is the measure of sensitivity to changes in interest rates. The broad bond market, as represented by the Salomon Broad Investment Grade Bond Index, has an average duration of between 4 and 5 years. If market interest rates rise by 50 basis points, the value of a portfolio with a 5 year duration would fall by approximately 2.5% (ignoring coupon income). However, a short-term portfolio, with a typical duration of around 1.7 years would only fall in value by around 0.85%. Thus, short-term portfolios are punished much less severely by rising rates because of their shorter durations.

IN A PREEMPTIVE STRIKE AGAINST POTENTIAL INFLATION, THE FEDERAL RESERVE INCREASED THE FEDERAL FUNDS RATE FROM 5.25% TO 5.50%. SIX WEEKS LATER, THE MARKET IS ALREADY ANTICIPATING ANOTHER BOOST IN THE RATE. WHY WOULD THERE BE ANOTHER INCREASE SO SOON AFTER THE LAST ONE?

CJP: While the strength that we see in the economy has shown some signs of weakening in the second quarter of 1997, further increases are probably necessary for the Fed to feel comfortable that the economy is slowing enough to prevent inflation. One of the themes that Greenspan reiterated in December, and in his Humphrey-Hawkins testimony in February, was that of "irrational exuberance". In December, he was talking about the stock market. In February, he broadened his focus beyond the stock market. Financial markets have continued to perform well, however, in spite of the tightening, and it appears that the Fed action may not have been effective in stemming "irrational exuberance".

Adding additional weight to concerns about economic overheating are data on the labor market. The April unemployment rate was at a very low 4.9%. There is speculation that NAIRU, the non-accelerating inflation rate of unemployment, may have settled to a lower level than has been true in recent years, but we still think that the economy is growing at levels where the current unemployment rates will eventually result in intensifying labor cost pressures. At present, the evidence of this happening is contradictory -- the employment cost index numbers continue to be very low, but other measurements of labor costs that are included in the labor force data do show building pressures in wages.

WOULD MORE TIGHTENING BE LIKELY TO CONTRIBUTE TO ADDITIONAL RELATIVE OUTPERFORMANCE FOR SHORT-TERM BONDHOLDERS?

CJP: Only in the sense discussed earlier, that short-term portfolios are likely to suffer less erosion in value than longer duration portfolios.

OVER THE PREVIOUS SIX MONTHS, THE JPM PIERPONT SHORT TERM BOND FUND OUTPERFORMED ITS COMPETITIVE UNIVERSE, THE LIPPER SHORT INTERMEDIATE INVESTMENT GRADE DEBT FUND AVERAGE, BY A COMFORTABLE 0.40% MARGIN. WHAT DO YOU FEEL WERE SOME OF THE REASONS THAT THE FUND DID AS WELL AS IT DID?

CJP: That's a difficult question to answer without knowing what was actually in our competitor's portfolios. However, I believe that the Fund's outperformance was due to the Portfolio's having a substantial amount of spread product (instruments offering a yield premium, or "spread", over comparable maturity Treasuries), which our research specialists had identified as attractively-priced. Mortgages performed well, as did asset-backed securities, and the Portfolio had considerable holdings of both.

GIVEN THE ADVANTAGE OF HINDSIGHT, ARE THERE ANY DECISIONS THAT YOU WOULD CHANGE IF YOU COULD?

CJP: Certainly if we had known that rates would rise in February and March, we would have shortened the Portfolio's duration then, and that would have improved performance. However, a fund that is measured against the Merrill-Lynch 1-3 Year Treasury Index, has a short duration to begin with and, furthermore, lies on the steepest part of the yield curve. Any reduction in duration comes at a relatively higher cost in potential yield than would be true of a longer portfolio whose duration is on a flatter part of the curve. When you have a portfolio that is already capturing yield in small increments, you need a lot of conviction that rates will rise -- and quickly -- to give up some of that yield. Of course, in shortening duration you would also sacrifice the associated yield curve rolldown, the increase in value that a security captures as its maturity shortens and yield drops. Yield curve rolldown is most dramatic in the 1-to-3 year part of the yield curve and is one of the most valuable aspects of short-term portfolios.

WHAT INVESTMENT HORIZON DO YOU USE FOR THIS FUND, AND WHAT DO YOU SEE AS THE LIKELIEST ECONOMIC SCENARIO OVER THIS HORIZON?

CJP: We focus on a full market cycle and try to provide a high return consistent with low risk within that timeframe. Consequently, we aren't too concerned about the daily fluctuations that register in a bond fund's net asset value, which don't tend to be significant over a longer investment horizon.

We feel that the most likely scenario over the next six months is that the economy will continue to grow above 2 1/2%, and that consequently the Fed will find it necessary to raise rates another 25 to 50 basis points. Although the market's current pricing suggests that it does not appear to expect further Fed action, we feel that this does not take into account continuing U.S. economic momentum and emerging growth in Europe and Japan. In view of financial markets that are unwilling to "tighten in place of the Fed", we suspect that the Fed will feel that it has no choice but to raise rates even further.

FUND FACTS

INVESTMENT OBJECTIVE

The JPM Pierpont Short Term Bond Fund seeks to provide high total return while attempting to limit the likelihood of negative quarterly returns. It is designed for investors who do not require the stable net asset value typical of a money market fund, but who seek less price fluctuation than is typical of a longer term bond fund.

-----------------------------------------------
COMMENCEMENT OF OPERATIONS
7/8/93

-----------------------------------------------
NET ASSETS AS OF 4/30/97
$11,220,317

-----------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

-----------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/19/97

EXPENSE RATIO
The Fund's expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[Chart]

30-DAY SEC YIELD
6.48%


DURATION
1.6 years

QUALITY BREAKDOWN
AAA*      68.0%
AA         2.9%
A          3.0%
Other     26.1%

  * INCLUDES U.S. GOVERNMENT AGENCY AND TREASURY OBLIGATIONS AND REPURCHASE AGREEMENTS

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS) For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

  * create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

  * make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

  * make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH
In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM PIERPONT SHORT TERM BOND FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN")SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Short Term Bond Portfolio, (the "Portfolio") a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. The Portfolio invests in foreign securities which are subject to special risks; prospective investors should refer to the Fund's Prospectus for a discussion of these risks.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE JPM PIERPONT SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Short Term Bond Portfolio
  ("Portfolio"), at value                          $11,247,107
Deferred Organization Expenses                           7,485
Receivable for Expense Reimbursements                    5,947
Prepaid Trustees' Fees                                      45
                                                   -----------
    Total Assets                                    11,260,584
                                                   -----------

LIABILITIES
Dividends Payable to Shareholders                       14,895
Shareholder Servicing Fee Payable                        1,865
Administrative Services Fee Payable                        290
Administration Fee Payable                                  90
Fund Services Fee Payable                                    7
Accrued Expenses                                        23,120
                                                   -----------
    Total Liabilities                                   40,267
                                                   -----------
NET ASSETS
Applicable to 1,146,387 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $11,220,317
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $9.79
                                                          ----
                                                          ----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $11,329,346
Distributions in Excess of Net Investment Income          (472)
Accumulated Net Realized Loss on Investment            (55,297)
Net Unrealized Depreciation of Investment              (53,260)
                                                   -----------
    Net Assets                                     $11,220,317
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT SHORT TERM BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                    $387,758
Allocated Portfolio Expenses (Net of
  Reimbursement of $15,610)                                   (15,241)
                                                             --------
    Net Investment Income Allocated from
      Portfolio                                               372,517

FUND EXPENSES
Shareholder Servicing Fee                          $12,146
Transfer Agent Fees                                 11,737
Registration Fees                                    8,460
Printing Expenses                                    5,885
Professional Fees                                    5,660
Amortization of Organization Expenses                3,100
Administrative Services Fee                          1,912
Fund Services Fee                                      210
Administration Fee                                     208
Trustees' Fees and Expenses                            104
Miscellaneous                                        1,520
                                                   -------
    Total Fund Expenses                             50,942
Less: Reimbursement of Expenses                    (35,819)
                                                   -------

NET FUND EXPENSES                                              15,123
                                                             --------
NET INVESTMENT INCOME                                         357,394

NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                    19,600

NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                        (110,729)
                                                             --------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $266,265
                                                             --------
                                                             --------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT SHORT TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1997          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1996
                                                   ------------   ----------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $    357,394   $       468,944
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                         19,600            (2,184)
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                            (110,729)           19,273
                                                   ------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        266,265           486,033
                                                   ------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (357,393)         (468,942)
                                                   ------------   ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold      6,457,128         4,035,010
Reinvestment of Dividends                               265,719           251,276
Cost of Shares of Beneficial Interest Redeemed       (3,618,152)       (6,426,652)
                                                   ------------   ----------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                   3,104,695        (2,140,366)
                                                   ------------   ----------------
    Total Increase (Decrease) in Net Assets           3,013,567        (2,123,275)

NET ASSETS
Beginning of Period                                   8,206,750        10,330,025
                                                   ------------   ----------------
End of Period                                      $ 11,220,317   $     8,206,750
                                                   ------------   ----------------
                                                   ------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                   FOR THE PERIOD
                                                       FOR THE        FOR THE FISCAL YEAR ENDED     JULY 8, 1993
                                                   SIX MONTHS ENDED          OCTOBER 31,          (COMMENCEMENT OF
                                                    APRIL 30, 1997    -------------------------    OPERATIONS) TO
                                                     (UNAUDITED)       1996     1995      1994    OCTOBER 31, 1993
                                                   ----------------   ------   -------   ------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $          9.86    $ 9.84   $  9.60   $ 9.99   $         10.00
                                                   ----------------   ------   -------   ------   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.29      0.53      0.57     0.45              0.10
Net Realized and Unrealized Gain (Loss) on
  Investment                                                 (0.07)     0.02      0.24    (0.39)            (0.01)
                                                   ----------------   ------   -------   ------   ----------------
Total from Investment Operations                              0.22      0.55      0.81     0.06              0.09
                                                   ----------------   ------   -------   ------   ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                        (0.29)    (0.53)    (0.57)   (0.45)            (0.10)

NET ASSET VALUE, END OF PERIOD                     $          9.79    $ 9.86   $  9.84   $ 9.60   $          9.99
                                                   ----------------   ------   -------   ------   ----------------
                                                   ----------------   ------   -------   ------   ----------------
Total Return                                                  2.21%(a)   5.77%    8.70%    0.61%             0.94%(a)
                                                   ----------------   ------   -------   ------   ----------------
                                                   ----------------   ------   -------   ------   ----------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $        11,220    $8,207   $10,330   $6,008   $         6,842
Ratios to Average Net Assets
  Expenses                                                    0.50%(b)   0.62%    0.67%    0.69%             0.67%(b)
  Net Investment Income                                       5.88%(b)   5.42%    5.88%    4.49%             3.44%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.85%(b)   0.99%    0.81%    1.36%             1.83%(b)(c)

------------------------
(a) Not annualized.

(b) Annualized.

(c) After consideration of certain state limitations.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Short Term Bond Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on July 8, 1993. Prior to October 10, 1996, the Trust's and the Fund's names were The Pierpont Funds and The Pierpont Short Term Bond Fund, respectively.

The Fund invests all of its investable assets in The Short Term Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (34% at April 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $31,753. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e)The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM PIERPONT SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund, and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and other portfolios (the "Master Portfolios") in which the Trust, The JPM Institutional Funds and The JPM Advisor Funds invest, JPM Series Trust and JPM Series Trust II invest. For the six months ended April 30, 1997, the fee for these services amounted to $208.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregated average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, The JPM Institutional Funds, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the six months ended April 30, 1997, the fee for these services amounted to $1,912.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund at no more than 0.50% of the average daily net assets of the Fund through February 28, 1998. For the six months ended April 30, 1997, Morgan has agreed to reimburse the Fund $51,429 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.18% of the average daily net assets of the Fund. For the six months ended April 30, 1997, the fee for these services amounted to $12,146.

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services

THE JPM PIERPONT SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------
      Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $210 for the six months ended April 30, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The Trust, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $50.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                    FOR THE SIX
                                                    MONTHS ENDED     FOR THE FISCAL
                                                   APRIL 30, 1997      YEAR ENDED
                                                    (UNAUDITED)     OCTOBER 31, 1996
                                                   --------------   ----------------
Shares sold......................................      655,612              410,997
Reinvestment of dividends and distributions......       27,054               25,592
Shares redeemed..................................     (368,832)            (654,209)
                                                   --------------   ----------------
Net Increase (Decrease)..........................      313,834             (217,620)
                                                   --------------   ----------------
                                                   --------------   ----------------

The Short Term Bond Portfolio
Semi-annual Report April 30, 1997

(The following pages should be read in conjunction with The JPM Pierpont Short Term Bond Fund
Semi-annual Financial Statements)

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL                                                        MOODY'S/S&P
  AMOUNT                     SECURITY DESCRIPTION                    RATING         VALUE
-----------    -------------------------------------------------  ------------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (36.6%)
FINANCIAL SERVICES (36.6%)
$   417,842    Aegis Auto Receivables Trust, Series 1996-3,
                 Class A, Sequential Payer, Callable, (144A),
                 8.80% due 03/20/02.............................     NR/NR       $    418,626
    517,542    CIT River Owners Trust, Series 1995-A, Class A,
                 Sequential Payer, Callable, 6.25% due
                 01/15/11.......................................    Aaa/AAA           514,049
    700,000    First Plus Home Loan Trust, Series 1996-3, Class
                 A2, Sequential Payer, Callable, 6.85% due
                 06/20/07.......................................    Aaa/AAA           698,999
    473,543    Fleetwood Credit Corp. Grantor Trust, Series
                 1994-A, Class A, Sequential Payer, Callable,
                 4.70% due 07/15/09.............................    Aaa/AAA           458,897
  1,500,000    Ford Credit Auto Owner Trust, Series 1996-4,
                 Sequential Payer, Callable, 6.50% due
                 11/15/99.......................................    Aaa/AAA         1,507,005
  1,450,000    Green Tree Financial Corp., Series 1996-3, Class
                 A2, Sequential Payer, Callable, 6.45% due
                 05/15/27.......................................    Aaa/AAA         1,446,984
  1,500,000    Green Tree Home Improvement Loan Trust, Series
                 1996-D, Class HIA2, Sequential Payer, Callable,
                 6.80% due 09/15/27.............................     NR/AAA         1,494,840
    331,582    Merrill Lynch Mortgage Investors, Inc., Remic
                 Series 1994-C1, Class A, Callable, 8.61% due
                 11/25/20(c)....................................     NR/AAA           333,550
    299,576    Merrill Lynch Mortgage Investors, Inc., Series
                 95-C2, Class E, 7.98% due 06/15/21(c)..........     Ba3/NR           295,410
  1,500,000    Metropolitan Asset Funding Inc., Callable, 6.85%
                 due 08/20/05...................................     Aaa/NR         1,487,812
    390,303    Newcourt Receivables Asset Trust, Series 1996-1,
                 Class A, Sequential Payer, Callable, 6.79% due
                 08/20/03.......................................     NR/AAA           391,318
    602,690    Newcourt Receivables Asset Trust, Series 1996-3,
                 Class A, Sequential Payer, Callable, 6.24% due
                 12/20/04.......................................     NR/AAA           599,959
    596,897    Prudential Home Mortgage Securities, Remic:
                 Sequential Payer, Series 1992-44, Class A1,
                 Callable, 6.00% due 01/25/98...................     Aaa/NR           594,199
  1,000,000    Salomon Brothers Mortgage Securities VII Inc.,
                 Series 97-HUD1, Class A1, Seqential Payer,
                 Callable, 6.97% due 12/25/30...................     Aaa/NR           996,875
    447,490    Summit Acceptance Auto Receivables, Series
                 1996-A, Class A-1, (144A), 7.01% due
                 07/15/02.......................................    Aaa/AAA           450,497
    500,000    World Omni Automobile Lease Securitization Trust,
                 Series 1996-B, Class A1, 5.95% due 11/15/02....    Aaa/AAA           500,570
                                                                                 ------------
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                     ASSET BACKED SECURITIES (COST
                     $12,253,676)...............................                   12,189,590
                                                                                 ------------

CORPORATE OBLIGATIONS (24.2%)
ELECTRIC (3.1%)
  1,000,000    Hydro Quebec, 9.75% due 09/29/98.................     NR/A+          1,040,000
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL                                                        MOODY'S/S&P
  AMOUNT                     SECURITY DESCRIPTION                    RATING         VALUE
-----------    -------------------------------------------------  ------------   ------------
FINANCIAL SERVICES (5.7%)
$   300,000    Cheung Kong Finance Cayman, 5.50% due 09/30/98...     NR/NR       $    293,625
  1,500,000    Toyota Motor Credit Corp., 9.75% due
                 03/09/98(c)....................................    Aaa/AAA         1,591,875
                                                                                 ------------
                                                                                    1,885,500
                                                                                 ------------

OIL-SERVICES (7.4%)
  1,500,000    Columbia Gas System Inc., 6.39% due 11/28/00.....   Baa1/BBB+        1,476,090
  1,000,000    Occidental Petroleum Corp., 5.76% due 06/15/98...    Baa2/BBB          992,840
                                                                                 ------------
                                                                                    2,468,930
                                                                                 ------------

TELECOMMUNICATIONS (0.5%)
    200,000    MFS Communications, 9.375% due 01/15/04(d).......    Ba3/BBB-          180,500
                                                                                 ------------

TELEPHONE (3.0%)
  1,000,000    Southwestern Bell Cap, 7.30% due 07/15/99........     A2/AA-         1,013,940
                                                                                 ------------

UTILITIES (4.5%)
  1,500,000    Boston Edison Co., 5.95% due 03/15/98............    Baa2/BBB        1,493,790
                                                                                 ------------
                   TOTAL CORPORATE OBLIGATIONS (COST
                     $8,089,750)................................                    8,082,660
                                                                                 ------------

FOREIGN CORPORATE OBLIGATIONS (1.3%)
CANADA (0.6%)
               Forest Products & Paper
    200,000      Canadian Pacific Forest Products Ltd., 9.25%
                  due 06/15/02..................................     Ba1/NR           206,582
                                                                                 ------------

MEXICO (0.7%)
               Gas Exploration
    250,000      Petroleos Mexicanos, 7.60% due 06/15/00........     Ba2/NR           245,605
                                                                                 ------------
                   TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                     $449,212)..................................                      452,187
                                                                                 ------------

SOVEREIGN BONDS (1.5%)
MEXICO (1.5%)
    485,000    United Mexican States, (144A), 7.625% due
                 08/06/01(c) (cost $491,305)....................   Baa3/BBB-          491,063
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                     SECURITY DESCRIPTION                    VALUE
-----------    -------------------------------------------------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (16.6%)
FEDERAL HOME LOAN MORTGAGE CORP.
$   220,320    PC, 9.00% due 05/01/97...........................  $    220,320
                                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
     54,657    8.00% due 12/01/07...............................        55,828
    600,568    8.00% due 12/01/09...............................       613,852
    271,455    8.00% due 12/01/09...............................       277,406
    496,005    8.00% due 05/01/10...............................       506,932
                                                                  ------------
                                                                     1,454,018
                                                                  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    482,674    7.00% due 03/15/09...............................       510,074
    469,452    7.00% due 07/15/09...............................       467,137
    517,906    9.00% due 12/15/16...............................       515,050
    714,563    9.00% due 12/15/26...............................       761,410
  1,500,000    GNMA TBA 9%......................................     1,597,230
                                                                  ------------
                                                                     3,850,901
                                                                  ------------
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (COST $5,572,071)...........................     5,525,239
                                                                  ------------

U.S. TREASURY OBLIGATIONS (12.1%)
U.S. TREASURY NOTES
  1,700,000    5.875% due 11/15/99(a)(b)........................     1,679,719
    650,000    6.625% due 06/30/01(a)...........................       651,963
  1,670,000    7.875% due 04/15/98(a)(b)........................     1,699,659
                                                                  ------------
                                                                     4,031,341
                                                                  ------------
                   TOTAL U.S. TREASURY OBLIGATIONS (COST
                    $4,042,425).................................     4,031,341
                                                                  ------------

SHORT-TERM INVESTMENTS (13.0%)
OTHER INVESTMENT COMPANIES (0.0%)*
        340    Seven Seas Money Market Fund.....................           340
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                     SECURITY DESCRIPTION                    VALUE
-----------    -------------------------------------------------  ------------
REPURCHASE AGREEMENT (13.0%)
$ 4,338,000    Goldman Sachs Repurchase Agreement, dated 4/30/97
                 due 5/01/97, proceeds $4,338,645,
                 (collateralized by $3,010,000 U.S. Treasury
                 Note, 6.96% due 11/15/09, valued at $1,258,854;
                 $809,000 U.S. Treasury Note, 6.53% due
                 11/15/01, valued at $601,917; $853,000 U.S.
                 Treasury Note, 5.25% due 8/15/97, valued at
                 $839,746; $530,000 U.S. Treasury Note, 6.17%
                 due 11/15/98, valued at $482,254; $5,262,000
                 U.S. Treasury Note, 7.15% due 8/15/17, valued
                 at $1,242,153).................................  $  4,338,000
                                                                  ------------
                   TOTAL SHORT-TERM INVESTMENTS (COST
                    $4,338,340).................................     4,338,340
                                                                  ------------
               TOTAL INVESTMENTS (COST $35,236,779) (105.3%)....    35,110,420
               LIABILITIES IN EXCESS OF OTHER ASSETS (-5.3%)....    (1,772,361)
                                                                  ------------
               NET ASSETS (100.0%)..............................  $ 33,338,059
                                                                  ------------
                                                                  ------------

------------------------------
Note: Based on the cost of investments of $35,236,779 for federal income tax purposes at April 30, 1997, the aggregate gross unrealized appreciation and depreciation was $50,937 and $(177,296), respectively, resulting in net unrealized appreciation of $(126,359).

* Less than 0.1%.

TBA -- Security purchased on a forward commitment basis with an appropriate amount and no definitive date. The actual principal anount and maturity date will be determined upon settlement date.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

(a) Total of $1,700,000 par segregated as collateral for initial margin on futures contracts.

(b) $2,200,000 par segregated as collateral on TBA.

(c) Floating rate note.

(d) Step bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $35,236,779 )           $35,110,420
Interest Receivable                                    343,652
Receivable for Expense Reimbursement                     7,888
Deferred Organization Expenses                           1,622
                                                   -----------
    Total Assets                                    35,463,582
                                                   -----------

LIABILITIES
Payable for Investments Purchased                    2,092,220
Advisory Fee Payable                                     6,448
Payable to Custodian                                     5,099
Custody Fee Payable                                      1,387
Administrative Services Fee Payable                        802
Administration Fee Payable                                 156
Fund Services Fee Payable                                   19
Accrued Trustees' Fees and Expenses                         32
Accrued Expenses                                        19,360
                                                   -----------
    Total Liabilities                                2,125,523
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $33,338,059
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $1,144,081

EXPENSES
Advisory Fee                                       $ 44,934
Custodian Fees and Expenses                          17,290
Professional Fees and Expenses                       16,287
Administrative Services Fee                           5,660
Printing Expenses                                     3,893
Amortization of Organization Expense                    678
Fund Services Fee                                       641
Administration Fee                                      454
Registration Fees                                       255
Trustees' Fees and Expenses                             119
Miscellaneous                                           312
                                                   --------
    Total Expenses                                   90,523
Less: Reimbursement of Expenses                     (45,587)
                                                   --------

NET EXPENSES                                                      44,936
                                                              ----------
NET INVESTMENT INCOME                                          1,099,145

NET REALIZED GAIN ON INVESTMENTS                                  44,118

NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS (including $560 net unrealized
  losses from futures contracts)                                (312,095)
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $  831,168
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1997          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1996
                                                   ------------   ----------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $  1,099,145   $     1,136,925
Net Realized Gain on Investments                         44,118           146,407
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                        (312,095)            5,083
                                                   ------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        831,168         1,288,415
                                                   ------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        19,338,867        54,341,812
Withdrawals                                         (12,864,087)      (58,904,692)
                                                   ------------   ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                    6,474,780        (4,562,880)
                                                   ------------   ----------------
    Total Increase (Decrease) in Net Assets           7,305,948        (3,274,465)

NET ASSETS
Beginning of Period                                  26,032,111        29,306,576
                                                   ------------   ----------------
End of Period                                      $ 33,338,059   $    26,032,111
                                                   ------------   ----------------
                                                   ------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE FISCAL      FOR THE PERIOD
                                                       FOR THE               YEAR            JULY 8, 1993
                                                   SIX MONTHS ENDED   ENDED OCTOBER 31,    (COMMENCEMENT OF
                                                    APRIL 30, 1997    ------------------    OPERATIONS) TO
                                                     (UNAUDITED)      1996   1995   1994   OCTOBER 31, 1993
                                                   ----------------   ----   ----   ----   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.25%   0.38%  0.42%  0.36%             0.37%(a)
  Net Investment Income                                       6.11%   5.65%  6.11%  5.01%             3.99%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.25%   0.23%  0.04%  0.05%             1.00%(a)
Portfolio Turnover                                             131%    191%   177%   230%              116%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Short Term Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 8, 1993. The Portfolio's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The Portfolio values mortgage and asset-backed securities and other debt securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All short term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. The ability of issuers of mortgage and asset-backed securities, held by the Portfolio, to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage and asset-backed securities can be significantly affected by changes in interest rates or rapid principal repayments including pre-payments.

      The Portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

    b)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)Futures: A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters in the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended April 30, 1997 are summarized as follows:

      SUMMARY OF OPEN FUTURES CONTRACTS

                                                                         PRINCIPAL AMOUNT
                                                   NUMBER OF CONTRACTS     OF CONTRACTS
                                                   -------------------   ----------------
Contracts opened.................................                   8    $     1,643,940
                                                   -------------------   ----------------
Contracts open at end of period..................                   8    $     1,643,940
                                                   -------------------   ----------------
                                                   -------------------   ----------------

      SUMMARY OF OPEN CONTRACTS AT APRIL 30, 1997

                                                                    NET UNREALIZED
                                                                    APPRECIATION/
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
Two-Year U.S. Treasury, expiring June 1997.......              8    $        (560)
                                                   --------------   --------------
Totals...........................................              8    $        (560)
                                                   --------------   --------------
                                                   --------------   --------------

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio incurred organization expenses in the amount of $5,380. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.25% of the Portfolio's average daily net assets. For the six months ended April 30, 1997, this fee amounted to $44,934.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds and The JPM Institutional Funds invest, JPM Series Trust and JPM Series Trust II. For the six months ended April 30, 1997, the fee for theses services amounted to $454.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that the net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. For the six months ended April 30, 1997, the fee for these services amounted to $5,660.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.25% of the average daily net assets of the Portfolio through February 28, 1998. For the six months ended April 30, 1997, Morgan has agreed to reimburse the Portfolio $45,587 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $641 for the six months ended April 30, 1997.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $130.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   -----------
U.S. Government and Agency Obligations...........  $31,837,558   $32,080,606
Corporate and Collateralized Mortgage
 Obligations.....................................   20,122,080    12,902,190
                                                   -----------   -----------
                                                   $51,959,638   $44,982,796
                                                   -----------   -----------
                                                   -----------   -----------

JPM PIERPONT PRIME MONEY MARKET FUND

JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

JPM PIERPONT FEDERAL MONEY MARKET FUND

JPM PIERPONT SHORT TERM BOND FUND

JPM PIERPONT BOND FUND

JPM PIERPONT TAX EXEMPT BOND FUND

JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND

JPM PIERPONT SHARES: CALIFORNIA BOND FUND

JPM PIERPONT EMERGING MARKETS DEBT FUND

JPM PIERPONT DIVERSIFIED FUND

JPM PIERPONT U.S. EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE U.S. EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND

JPM PIERPONT U.S. SMALL COMPANY FUND

JPM PIERPONT INTERNATIONAL EQUITY FUND

JPM PIERPONT INTERNATIONAL OPPORTUNITIES FUND

JPM PIERPONT EMERGING MARKETS EQUITY FUND

JPM PIERPONT EUROPEAN EQUITY FUND

JPM PIERPONT JAPAN EQUITY FUND

JPM PIERPONT ASIA GROWTH FUND

THE JPM PIERPONT SHORT TERM BOND FUND

FOR MORE INFORMATION ON HOW THE JPM PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

SEMI-ANNUAL REPORT
APRIL 30, 1997